Cover Page	Feb. 13, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 13, 2020
Entity Registrant Name	Columbia Property Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36113
Entity Tax Identification Number	20-0068852
Entity Address, City or Town	New York
Entity Address, Address Line One	315 Park Avenue South
Entity Address, Postal Zip Code	10010
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	687-0800
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Written Communications	false
Trading Symbol	CXP
Entity Emerging Growth Company	false
Entity Central Index Key	0001252849
Security Exchange Name	NYSE
Amendment Flag	false
Subsidiaries
Entity Information [Line Items]
Entity Registrant Name	Columbia Property Trust Operating Partnership, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-175623
Entity Tax Identification Number	20-0068907
Entity Central Index Key	0001525703
Amendment Flag	false